Fair Value Measurement - Aggregate Fair Value of Advanced Subscription Agreements, Derivative Liability, Warrant Liability and Derivative Liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Forward Purchase Agreement
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation
Balance at the beginning	$ 0	$ 0
Initial fair value of financial instruments	63,338	0
Acquired as part of the Business Combination	0
Issuances of advanced subscription agreements		0
Proceeds from sale of FPA Shares	(2,118)
Change in estimated fair value	(15,609)	0
Settlement of advanced subscription agreements into common shares	0	0
Extinguished upon conversion of convertible loan notes	0
Foreign currency translation loss	0	0
Balance at the ending	45,611	0
Advanced Subscription Agreements
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation
Balance at the beginning	8,120	6,992
Initial fair value of financial instruments	0	0
Issuances of advanced subscription agreements		348
Acquired as part of the Business Combination	0
Proceeds from sale of FPA Shares	0
Change in estimated fair value	4,470	1,878
Settlement of advanced subscription agreements into common shares	(12,757)	(1,449)
Extinguished upon conversion of convertible loan notes	0
Foreign currency translation loss	167	351
Balance at the ending	0	8,120
Derivative Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation
Balance at the beginning	39,780	0
Initial fair value of financial instruments	42,589	27,192
Issuances of advanced subscription agreements		0
Acquired as part of the Business Combination	0
Proceeds from sale of FPA Shares	0
Change in estimated fair value	(12,922)	11,133
Settlement of advanced subscription agreements into common shares	0	0
Extinguished upon conversion of convertible loan notes	(68,113)
Foreign currency translation loss	(1,334)	1,455
Balance at the ending	0	39,780
Public Warrant Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation
Balance at the beginning	0	0
Initial fair value of financial instruments	0	0
Issuances of advanced subscription agreements		0
Acquired as part of the Business Combination	26,450
Proceeds from sale of FPA Shares	0
Change in estimated fair value	(13,800)	0
Settlement of advanced subscription agreements into common shares	0	0
Extinguished upon conversion of convertible loan notes	0
Foreign currency translation loss	0	0
Balance at the ending	12,650	0
Exchange- able Right Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation
Balance at the beginning	0	0
Initial fair value of financial instruments	0	0
Issuances of advanced subscription agreements		0
Acquired as part of the Business Combination	45,606
Proceeds from sale of FPA Shares	0
Change in estimated fair value	(34,452)	0
Settlement of advanced subscription agreements into common shares	0	0
Extinguished upon conversion of convertible loan notes	0
Foreign currency translation loss	0	0
Balance at the ending	$ 11,154	$ 0